Fair Value Measures (Details) - Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities [Line Items]
Warrant liabilities – beginning of period
Warrant liabilities – ending of period
January 2022 Warrants [Member]
Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities [Line Items]
Warrant liabilities – beginning of period	$ 6	$ 7	$ 4	$ 4
Initial fair value of warrant liabilities					10,969
Change in estimated fair value	(3)	(1)	3		(10,965)
Warrant liabilities – ending of period	3	6	7	3	4
March 2022 Warrants [Member]
Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities [Line Items]
Warrant liabilities – beginning of period	32	39	34	34
Initial fair value of warrant liabilities					29,522
Change in estimated fair value	(17)	(7)	5		(31,133)
Component of loss on debt extinguishment					1,645
Warrant liabilities – ending of period	15	32	39	15	34
August 2022 Warrants [Member]
Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities [Line Items]
Warrant liabilities – beginning of period	77	89	93	93
Initial fair value of warrant liabilities					10,212
Change in estimated fair value	(39)	(12)	(4)		(9,876)
Warrants settled in period					(243)
Warrant liabilities – ending of period	38	77	89	38	93
December 2022 Warrants [Member]
Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities [Line Items]
Warrant liabilities – beginning of period	4,246	2,361	5,854	5,854
Initial fair value of warrant liabilities					4,924
Change in estimated fair value	(1,916)	1,885	(3,493)		930
Warrant liabilities – ending of period	$ 2,330	$ 4,246	$ 2,361	$ 2,330	$ 5,854